UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04537

LIBERTY ALL-STAR GROWTH FUND, INC.
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado	80203
(Address of principal executive offices)	(Zip code)

Tané T. Tyler Liberty All-Star Equity Fund 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(303) 623-2577

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1 – Schedule of Investments.

LIBERTY ALL-STAR GROWTH FUND

Schedule of Investments as of March 31, 2007 (Unaudited)

	SHARES	MARKET

COMMON STOCKS (98.18%)
CONSUMER DISCRETIONARY (17.63%)
Auto Components (2.03%)
Johnson Controls, Inc.	18,985	$1,796,361
LKQ Corp. (a)	62,638	1,369,266
		3,165,627

Automobiles (0.92%)
Thor Industries, Inc.	36,659	1,443,998

Distributors (0.37%)
Keystone Automotive Industries, Inc. (a)	17,138	577,551

Diversified Consumer Services (1.98%)
Bright Horizons Family Solutions, Inc. (a)	43,155	1,629,101
Capella Education Co. (a)	10,628	356,463
Strayer Education, Inc.	8,900	1,112,500
		3,098,064

Hotels, Restaurants & Leisure (5.21%)
The Cheesecake Factory (a)	21,600	575,640
Chipotle Mexican Grill, Inc., Class A (a)	6,500	403,650
Chipotle Mexican Grill, Inc., Class B (a)	7,500	430,500
Ctrip.com International Ltd. (b)	19,710	1,320,274
Home Inns & Hotels Management, Inc. (a)(b)	15,000	545,100
Life Time Fitness, Inc. (a)	18,603	956,380
Marriott International, Inc., Class A	27,482	1,345,519
P.F. Chang’s China Bistro, Inc. (a)	19,010	796,139
Texas Roadhouse, Inc., Class A (a)	38,475	548,269
Wynn Resorts Ltd.	12,900	1,223,694
		8,145,165

Internet & Catalog Retail (1.10%)
Netflix, Inc. (a)	34,500	800,055
VistaPrint Ltd. (a)	24,165	925,519
		1,725,574

Media (0.77%)
Focus Media Holding Ltd. (a)(b)	11,400	894,444
Westwood One, Inc.	44,502	305,729
		1,200,173

Multi-line Retail (1.32%)
Dollar Tree Stores, Inc. (a)	28,763	1,099,897
Kohl’s Corp. (a)	12,452	953,948
		2,053,845

Specialty Retail (2.05%)
Hibbett Sports, Inc. (a)	3,112	88,972
Staples, Inc.	60,380	1,560,219
Urban Outfitters, Inc. (a)	38,700	1,025,937
Zumiez, Inc. (a)	13,100	525,572
		3,200,700

Textiles, Apparel & Luxury Goods (1.88%)
Coach, Inc. (a)	11,420	571,571
NIKE, Inc., Class B	22,310	2,370,661
		2,942,232

CONSUMER STAPLES (3.75%)
Beverages (1.95%)
Hansen Natural Corp. (a)	17,200	651,536
PepsiCo, Inc.	37,785	2,401,615
		3,053,151

Food & Staples Retailing (1.80%)
Walgreen Co.	41,495	1,904,205
Wal-Mart de Mexico SA (b)	21,470	910,328
		2,814,533

ENERGY (5.90%)
Energy Equipment & Services (5.19%)
Atwood Oceanics, Inc. (a)	12,384	726,817
CARBO Ceramics, Inc.	17,878	832,221
CGG-Veritas (a)(b)	25,883	1,078,027
Core Laboratories NV (a)	6,100	511,363
FMC Technologies, Inc. (a)	18,100	1,262,656
Patterson-UTI Energy, Inc.	30,035	673,985
Schlumberger Ltd.	21,890	1,512,599
Smith International, Inc.	31,500	1,513,575
		8,111,243

Oil, Gas & Consumable Fuels (0.71%)
Suncor Energy, Inc.	14,615	1,115,856

FINANCIALS (10.23%)
Capital Markets (7.84%)
Affiliated Managers Group, Inc. (a)	26,572	2,879,076
The Charles Schwab Corp.	73,500	1,344,315
Franklin Resources, Inc.	9,980	1,205,884
GFI Group Inc. (a)	31,783	2,160,291
The Goldman Sachs Group, Inc.	10,310	2,130,355
optionsXpress Holdings, Inc.	23,817	560,652
SEI Investments Co.	23,600	1,421,428
T. Rowe Price Group, Inc.	11,600	547,404
		12,249,405

Diversified Financial Services (0.88%)
Financial Federal Corp.	52,083	1,370,824

Insurance (1.51%)
Brown & Brown, Inc.	38,954	1,052,537
eHealth, Inc. (a)	16,000	376,800
National Interstate Corp.	36,300	935,088
		2,364,425

HEALTH CARE (15.96%)
Biotechnology (5.38%)
Amgen, Inc. (a)	16,370	914,756
CV Therapeutics, Inc. (a)	25,800	203,046
Enzon Pharmaceuticals, Inc. (a)	48,860	398,209
Genentech, Inc. (a)	39,475	3,241,687
Gilead Sciences, Inc. (a)	19,540	1,494,810
InterMune, Inc. (a)	7,300	180,018
Martek Biosciences Corp. (a)	33,933	699,698

MedImmune, Inc. (a)	25,200	917,028
Vertex Pharmaceuticals, Inc. (a)	12,700	356,108
		8,405,360

Health Care Equipment & Supplies (5.76%)
Abaxis, Inc. (a)	13,665	333,016
Accuray, Inc. (a)	12,572	279,601
C.R. Bard, Inc.	12,360	982,744
DJO, Inc. (a)	941	35,664
Intuitive Surgical, Inc. (a)	9,400	1,142,758
Medtronic, Inc.	22,155	1,086,924
Palomar Medical Technologies, Inc. (a)	12,600	503,370
PolyMedica Corp.	25,996	1,100,411
ResMed, Inc. (a)	53,344	2,686,937
SurModics, Inc. (a)	23,407	842,652
		8,994,077

Health Care Providers & Services (3.16%)
Express Scripts, Inc., Class A (a)	11,100	895,992
Lincare Holdings, Inc. (a)	38,123	1,397,208
Nighthawk Radiology Holdings, Inc. (a)	40,098	729,383
PSS World Medical, Inc. (a)	26,605	562,430
VCA Antech, Inc. (a)	37,230	1,351,821
		4,936,834

Health Care Technology (0.38%)
Cerner Corp. (a)	11,000	598,950

Life Sciences Tools & Services (0.19%)
PharmaNet Development Group, Inc. (a)	11,554	300,404

Pharmaceuticals (1.09%)
Allergan, Inc.	9,300	1,030,626
Auxilium Pharmaceuticals, Inc. (a)	19,863	291,589
Salix Pharmaceuticals Ltd. (a)	30,100	379,260
		1,701,475

INDUSTRIALS (17.88%)
Aerospace & Defense (1.32%)
Aerovironment, Inc. (a)	6,900	157,734
Precision Castparts Corp.	5,000	520,250
Rockwell Collins, Inc.	20,710	1,386,120
		2,064,104

Air Freight & Logistics (0.79%)
UTI Worldwide Inc.	50,495	1,241,167

Commercial Services & Supplies (8.51%)
The Advisory Board Co. (a)	16,900	855,478
American Reprographics Co. (a)	40,402	1,243,978
The Corporate Executive Board Co.	31,526	2,394,715
CRA International, Inc. (a)	11,073	577,789
IHS, Inc. (a)	21,331	876,917
Monster Worldwide, Inc. (a)	22,200	1,051,614
Resources Connection, Inc. (a)	83,898	2,683,897
Robert Half International, Inc.	21,800	806,818
Stericycle, Inc. (a)	18,580	1,514,270
Waste Connections, Inc. (a)	43,104	1,290,519
		13,295,995

Construction & Engineering (0.57%)
Foster Wheeler Ltd. (a)	15,300	893,367

Electrical Equipment (0.98%)
Energy Conversion Devices, Inc. (a)	24,100	842,054
Rockwell Automation, Inc.	11,520	689,702
		1,531,756

Machinery (2.46%)
Danaher Corp.	28,050	2,004,173
Joy Global, Inc.	20,800	892,320
Wabtec Corp.	27,254	939,990
		3,836,483

Trading Companies & Distributors (3.25%)
Fastenal Co.	63,609	2,229,496
GATX Corp.	20,013	956,621
Interline Brands, Inc. (a)	21,314	467,203
TransDigm Group, Inc. (a)	24,844	903,825
Williams Scotsman International, Inc. (a)	26,938	529,601
		5,086,746

INFORMATION TECHNOLOGY (24.03%)
Communications Equipment (4.43%)
Avocent Corp. (a)	9,104	245,535
Cisco Systems, Inc. (a)	81,978	2,092,898
Corning, Inc. (a)	42,635	969,520
Polycom, Inc. (a)	33,102	1,103,289
QUALCOMM, Inc.	36,045	1,537,680
Research In Motion Ltd. (a)	7,100	969,079
		6,918,001

Computers & Peripherals (1.77%)
Brocade Communications Systems, Inc. (a)	51,200	487,424
EMC Corp. (a)	91,700	1,270,045
Network Appliance, Inc. (a)	27,665	1,010,326
		2,767,795

Electronic Equipment & Instruments (2.67%)
Daktronics, Inc.	29,031	796,610
FLIR Systems, Inc. (a)	31,913	1,138,337
Jabil Circuit, Inc.	50,625	1,083,881
National Instruments Corp.	43,830	1,149,661
		4,168,489

Internet Software & Services (1.93%)
Akamai Technologies, Inc. (a)	19,700	983,424
Baidu.com (a)(b)	6,100	588,955
Yahoo!, Inc. (a)	46,030	1,440,279
		3,012,658

IT Services (4.48%)
Alliance Data Systems Corp. (a)	28,540	1,758,635
CheckFree Corp. (a)	12,800	474,752
Cognizant Technology Solutions Corp. (a)	23,500	2,074,345
Infosys Technologies Ltd. (b)	12,430	624,607
Paychex, Inc.	52,550	1,990,068
SRA International, Inc., Class A (a)	3,432	83,604
		7,006,011

Office Electronics (0.60%)
Zebra Technologies Corp., Class A (a)	24,455	944,208

Semiconductors & Semiconductor Equipment (4.75%)
Broadcom Corp., Class A (a)	30,700	984,549
FormFactor, Inc. (a)	19,202	859,289
Hittite Microwave Corp. (a)	30,096	1,208,956
Linear Technology Corp.	19,400	612,846
Marvell Technology Group Ltd. (a)	55,400	931,274
Microchip Technology, Inc.	40,032	1,422,337
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	130,802	1,406,122
		7,425,373

Software (3.40%)
Adobe Systems, Inc. (a)	40,615	1,693,646
ANSYS, Inc. (a)	36,864	1,871,585
Electronic Arts, Inc. (a)	12,100	609,356
Salesforce.com, Inc. (a)	26,700	1,143,294
		5,317,881

MATERIALS (1.32%)
Chemicals (0.99%)
Praxair, Inc.	24,600	1,548,816

Metals & Mining (0.33%)
Allegheny Technologies, Inc.	4,800	512,112

TELECOMMUNICATION SERVICES (1.48%)
Diversified Telecommunication (1.12%)
BigBand Networks, Inc. (a)	28,800	518,688
NeuStar, Inc., Class A (a)	43,100	1,225,764
		1,744,452

Wireless Telecommunication Services (0.36%)
Clearwire Corp. (a)	27,800	569,066

TOTAL COMMON STOCKS
(Cost $125,558,031)		153,453,946

	PAR
	VALUE	MARKET

SHORT TERM INVESTMENTS (2.00%)
REPURCHASE AGREEMENT (2.00%)

Repurchase agreement with State Street Bank & Trust Co.,dated 03/30/2007, due 04/02/2007 at 4.95%, collateralized by several U.S. Treasury Bonds with various maturity dates, market value of $3,198,930 (repurchase proceeds of
$3,128,290)

(Cost $3,127,000)	$3,127,000	$3,127,000

TOTAL INVESTMENTS (100.18%) (Cost $128,685,031) (c)		156,580,946

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.18%)		(278,747)
NET ASSETS (100.00%)		$156,302,199
NET ASSET VALUE PER SHARE (27,534,315 SHARES OUTSTANDING)		$5.68

Notes to Schedule of Investments

(a)	Non-income producing security
(b)	American Depository Receipt
(c)	Cost of investments for federal income tax purposes is $128,724,499

Gross unrealized appreciation and depreciation at March 31, 2007 based on cost of investments for federal income tax purposes is as follows:

Gross unrealized appreciation:	$32,927,965
Gross unrealized depreciation:	(5,071,518)
Net unrealized appreciation:	$27,856,447

NOTES TO STATEMENT OF INVESTMENTS

NOTE 1. ORGANIZATION

Liberty All-Star Growth Fund, Inc. (the “Fund”) is a Maryland corporation registered under the Investment Company Act of 1940 (the “Act”), as amended, as a diversified, closed-end management investment company.

Investment Goal

The Fund seeks long-term capital appreciation.

Fund Shares

The Fund may issue 60,000,000 shares of common stock at $0.10 par.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing in more than 60 days for which market quotations are readily available are valued at current market value. Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Board of Directors.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Corp-orate actions and dividend income are recorded on the ex-date.

Federal Income Tax Status

Consistent with the Fund’s policy to qualify as a regulated investment company and to distribute all of its taxable income to shareholders, no federal income tax has been accrued.

Distributions to Shareholders

The Fund currently has a policy of paying distributions on its common shares totaling approximately 10% of its net asset value per year. The distributions are payable in four quarterly distributions of 2.5% of the Fund’s net asset value at the close of the New York Stock Exchange on the Friday prior to each quarterly declaration date. Distributions to shareholders are recorded on ex-date.

Item 2 - Controls and Procedures.

(a)                                 The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIBERTY ALL-STAR GROWTH FUND, INC.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	May 30, 2007

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	May 30, 2007